Subsequent events (Details Narrative) - USD ($)													3 Months Ended	12 Months Ended
	Mar. 29, 2026	Mar. 24, 2026	Mar. 23, 2026	Mar. 19, 2026	Mar. 17, 2026	Mar. 12, 2026	Mar. 10, 2026	Feb. 06, 2026	Jan. 01, 2026	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024
Subsequent Event [Line Items]
Remaining fee														$ 200,000
Issuance of shares for cash, shares										500,000	400,000	7,600,000	2,110,000
Purchase price														$ 2,189,232	$ 468,998
Preferred stock, shares authorized														1,000,000	1,000,000
Share price										$ 1.00			$ 1.00			$ 3.00
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares														1,725
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting rights	the Board approved the appointment of Mr. Brian John to serve as the Interim Chief Financial Officer of the Company. The Board also approved and adopted an amendment to the Company’s Bylaws which reduces the number of shares required to constitute a quorum at a shareholder meeting of the Company, to provide that stockholders holding thirty-three and one-third percent (33 1/3%) of the Company’s outstanding capital stock entitled to vote at such meeting shall constitute a quorum (Section 2.06 of the Bylaws).
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized					4,000
Share price					$ 1,000
Dividend rate					8.00%
Subsequent Event [Member] | Dr Glynn Wilson [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares								1,500,000
Purchase price								$ 750,000
Subsequent Event [Member] | Corporate Profile LLC [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares		30,000
Subsequent Event [Member] | BK Investments LLC [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares								1,250,000
Purchase price								$ 1,250,000
Subsequent Event [Member] | Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares			299,581
Principal amount			$ 200,000
Subsequent Event [Member] | License Agreement [Member]
Subsequent Event [Line Items]
Net sales payable									$ 200,000
Subsequent Event [Member] | Consulting Agreement [Member] | Genesis One Holdings LLC [Member]
Subsequent Event [Line Items]
Net sales payable						$ 200,000
Advance payment						25,000
Remaining fee						$ 175,000
Subsequent Event [Member] | Settlement and Release Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares							3,500,000
Shares purchased							3,500,000
Shares purchased, value							$ 1,075,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Business combination description				the Company entered into a securities purchase agreement in connection with a private investment in public equity financing of 3,789,474 shares of its Series A Convertible Preferred Stock, stated value $3,789,474 per share (the “Series A Preferred Stock”), equating to 3,789.74 Series A Convertible Preferred Shares which equates to a purchase price of $950 per share of Series A Preferred Stock with a stated value of $1,000 per share, after factoring in an original issue discount (“OID”) of 5%. The Series A Preferred Stock is convertible into common stock at a conversion price of $0.40 per share and 9,473,685 warrants to acquire up to 9,473,685 shares of Common Stock at an exercise price of $0.40 per share, for aggregate gross proceeds of approximately $3.6 million. About $3.075 million of the net proceeds were used or will be used to repurchase shares from certain insiders, aggregating to 6,250,000 shares of the Company’s Common Stock. The aggregate of 6,250,000 shares consists of (i)1,500,000 shares from Dr. Glynn Wilson, the Company’s Chief Executive Officer; (ii) 1,250,000 shares from BK Investments LLC, an entity owned by the Company’s Chairman, Brian John; and (iii) 3,500,000 shares from NovoDX, Inc.